Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 176,400,000.00
Total Fee Amount	24,360.84
Total Offset Amount	0.00
Net Fee	$ 24,360.84
Offering Table N/A
Offset Table N/A	N/A